Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Contingencies and Commitments [Abstract]
Ongoing litigations related with contingent liabilities and contingent assets
Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2018 and 2019 are as follows:

	2018			2019
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	570	￦	673,882	586	￦	697,835
As the plaintiff	174		793,491	199		707,287

Credit lines provided by financial institutions
Credit lines provided by financial institutions as of December 31, 2019 are as follows:

Commitments	Financial institutions	Currency	Limited amount	Used amount
		In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,825,500	373,219
Commitments on Bank-daylight overdraft	Nonghyup Bank and others	KRW	280,000	—
Limit amount available for CP	Hana Bank and others	KRW	1,250,000	1,150,000
Limit amount available for card	Hana Bank and others	KRW	51,904	6,686
	Banco de Oro	PHP	5,000	3,000
Loan limit	Kookmin Bank and others	KRW	1,050,503	685,429
	DBS Bank and others	USD	2,492,700	14,400
Certification of payment on payables from foreign country	Nonghyup Bank	USD	4,680	3,892
Certification of payment on L/C	Shinhan Bank	KRW	7,749	—
	Shinhan Bank and others	USD	1,051,334	171,975
	Societe Generale	MYR	2,500	2,500
Certification of Performance guarantee on contract	Seoul Guarantee Insurance and others	KRW	84,011	66,892
	First Abu Dhabi Bank and others	USD	596,862	465,093
	Korea Development Bank and others	JPY	637,495	637,495
	Hana Bank and others	EUR	4,158	4,158
	Hana Bank and others	INR	191,883	191,883
	Hana Bank	CAD	464	464
	Shinhan Bank	ZAR	55,730	55,730
Certification of bidding	Hana Bank	USD	10,000	197
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	44,047	44,047
	Export-Import Bank of Korea and others	USD	714,654	649,402
	Hana Bank	SAR	86,508	86,508
	SMBC Bank	QAR	15,000	15,000
Others	Nonghyup Bank and others	KRW	537,064	47,638
	Export-Import Bank of Korea and others	USD	1,562,194	1,315,378
	Shinhan Bank	JPY	381,210	381,210
	Standard Chartered	AED	50	50
Inclusive credit	Hana Bank	KRW	8,000	772
	Hana Bank and others	USD	30,975	17,502
	Shinhan Bank	INR	92,348	92,348
Trade finance	BNP Paribas and others	USD	700,000	—

Blank check and assets provided as collaterals or pledges to financial institutions by the Company
As of December 31, 2019, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Guarantee	Type of guarantee	Currency	Amount	Description
	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*2)
SE Green Energy Co., Ltd.	DB Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	149,500	Collateral for borrowings(*2)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents	KRW	327,080	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Land, buildings, structures and machinery and others	KRW	110,500	Collateral for borrowings(*2)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents	KRW	396,120	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Samsung Fire & Marine Insurance Co., Ltd. and Others	Property, plant and equipment and others	KRW	110,240	Collateral for borrowings (*2)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and Others	Utility plant and others	KRW	293,400	Collateral for borrowings(*2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	236,570	Collateral for borrowings(*1)
KST Electric Power Company	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities(*1)

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2019, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.

The Company has ￦1,197 million of project loans from Korea Energy Agency as of December 31, 2019. The Company has provided a blank check as a repayment guarantee.

(5)

The Company temporarily suspended operations of the Gangneung hydroelectric generating plant, with a carrying amount of ￦75,634 million as of December 31, 2019, to improve the quality of water used in generating electricity. The expenses related to the suspension of operations of ￦49 million and depreciation on the idle assets of ￦6,542 million are recorded in other expenses for the year ended December 31, 2019. Regarding the improvement of water quality, the results of damages compensation for the local residents cannot be reasonably estimated, and the Company is in negotiations with Gangneung City and related stakeholders to restart the Gangneung hydroelectric generating plant as of December 31, 2019.

(6)

Due to the Korean government’s announcement of suspension of operation in the Gaeseong Industrial District, it is uncertain if the Company can exercise the property rights for the Company’s facility in the Gaeseong Industrial District as of December 31, 2019. The book value of facility is ￦16,611 million and the amount of trade receivables related to the companies residing in Gaeseong industrial complex is ￦2,911 million. The outcome of this event cannot be reasonably estimated as of December 31, 2019.

(7)

In connection with the electric power IT modernization project in Kerala, India, negotiations are underway due to disagreements in the contract regarding the existence and the scope of a warranty obligation. However, the Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated as of December 31, 2019.